Leases - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease Liabilities [Roll Forward]
Balance at 1 January	$ 40,532	$ 122,140
Adjustments for indexed leases	7,405	10,247
New leases	72,882	7,458
Cancelled leases	(167)	0
Installment payments	(7,260)	(7,655)
Derecognition due to acquisition of Alvotech Facility (see Note 12)	0	(80,075)
Foreign currency adjustment	1,932	(11,682)
Translation difference	(9)	99
Balance at 31 December	115,315	40,532
Current liabilities	(9,683)	(5,163)
Non-current liabilities	$ 105,632	$ 35,369